Material Accounting Policies Information - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
HK$ Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.84	7.7799	7.8259
HK$ Items in the statements of income and cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.8038	7.793	7.8247
RMB balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates			7.2203
RMB Items in the statements of income and cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates			7.1671